SCHEDULE OF COMMON SHARES ISSUED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital
Opening balance, shares	36,494,228	29,461,811	28,836,355
Opening balance, value	$ 147,729,846	$ 114,586,260	$ 112,144,172
Funds from the exercise of stock options, shares	143,437	1,001,519	330,284
Funds from the exercise of stock options, value	$ 418,845	$ 3,124,392	$ 794,808
Fair value of stock options exercised, shares
Fair value of stock options exercised , value	$ 374,129	$ 2,699,042	$ 768,356
Funds from the exercise of warrants, shares	72,500	3,144,750	74,400
Funds from the exercise of warrants, value	$ 284,437	$ 12,994,358	$ 293,642
Fair value of exercised warrants, shares
Fair value of exercised warrants, value	$ 79,547	$ 5,351,586	$ 127,964
Issued on the conversion of convertible debentures, shares		1,119,750	123,500
Issued on the conversion of convertible debentures, value		$ 3,571,342	$ 369,545
Fair value of warrants issued on conversion of convertible debentures, shares
Fair value of warrants issued on conversion of convertible debentures, value		$ (1,229,305)	$ (146,858)
Exercise of warrants issued in conjunction with debt financing, shares			94,245
Exercise of warrants issued in conjunction with debt financing, value			$ 221,620
Shares issued to settle accounts payable, shares	5,422	1,678	3,027
Shares issued to settle accounts payable, value	$ 40,029	$ 13,814	$ 13,011
Funds from Common shares issued on privale placement, shares	1,126,635	1,764,720
Funds from Common shares issued on privale placement, value	$ 3,184,332	$ 11,815,595
Fair value of warrants issued on private placement, shares
Fair value of warrants issued on private placement, value	$ (656,734)	$ (3,766,007)
Share issue costs, shares
Share issue costs, value	$ (247,892)	$ (1,143,034)
Fair value of broker warrants issued as share issue costs, shares
Fair value of broker warrants issued as share issue costs, value		$ (288,197)
Adjustment of share for consolidation, shares	(272)
Adjustment of share for consolidation, value
Ending balance, shares	37,841,950	36,494,228	29,461,811
Ending balance, value	$ 151,206,539	$ 147,729,846	$ 114,586,260